Debt (Additional Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Debt Instrument [Line Items]
Amortized deferred financing costs	$ 3.7	$ 4.2	$ 6.1
Maximum [Member]
Debt Instrument [Line Items]
Aggregate principal amount of Term Loan Facility	$ 1,425.0
Alternative Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	1.00%
Alternative Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	0.25%
Euro Currency Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	2.00%
Euro Currency Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	1.25%
Foreign Currency Subfacility [Member]
Debt Instrument [Line Items]
Revolving credit facility amount	$ 200.0
Swingline Subfacility [Member]
Debt Instrument [Line Items]
Revolving credit facility amount	50.0
Letter of Credit Subfacility [Member]
Debt Instrument [Line Items]
Revolving credit facility amount	50.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate principal amount of Term Loan Facility	500.0
Letters of credit, amount outstanding	3.8	$ 3.6
Chinese Renminbi [Member]
Debt Instrument [Line Items]
Revolving credit facility amount	5.0
Borrowings under revolving credit agreement	0.0
Public Bonds [Member]
Debt Instrument [Line Items]
Aggregate principal amount of Term Loan Facility	$ 375.0
Interest rate (percent)	6.125%
July Thirteenth Two Thousand Twenty [Member] | Term Loan A [Member]
Debt Instrument [Line Items]
Aggregate principal amount of Term Loan Facility	$ 450.0
Debt, Weighted Average Interest Rate	2.16%